Prepayments and Other Current Assets - Schedule of Prepayments and Other Current Assets (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Schedule of Prepayments and Other Current Assets [Abstract]
Advance to suppliers		$ 902,590	$ 1,842,903
Prepaid operating cost		52,043	96,165
Prepaid service cost		4,238	52,506
Others	[1]	105,785	13,315
Total		$ 1,064,656	$ 2,004,889

[1]	Others included the return assets in relation to the provision of warranty-related cost.